STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
ADDITIONS IN NET ASSETS ATTRIBUTED TO:
Net appreciation in fair value of investments	$ 4,044,444	$ 2,582,651
Interest and dividends	1,850,576	1,216,719
Common stock dividends	200,202	188,710
Total investment income	6,095,222	3,988,080
Interest income on notes receivable from participants	18,689	18,164
Employee contributions	916,417	837,085
Rollover contributions	572,746	578,474
Employer contributions	820,923	677,325
Total contributions	2,310,086	2,092,884
Total investment income and contributions	8,423,997	6,099,128
DEDUCTIONS FROM NET ASSETS ATTRIBUTED TO:
Benefits paid to participants	1,334,116	3,023,429
Administrative fees	2,058	3,439
Total deductions	1,336,174	3,026,868
Change in net assets available for benefits	7,087,823	3,072,260
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	32,617,071	29,544,811
End of year	$ 39,704,894	$ 32,617,071